Organization and Business Operations (Details) - USD ($)		1 Months Ended		6 Months Ended	10 Months Ended	12 Months Ended
	Sep. 03, 2021	Aug. 30, 2022	Aug. 30, 2021	Jan. 31, 2023	Dec. 31, 2021	Dec. 31, 2022	Aug. 16, 2022
Organization and Business Operations (Details) [Line Items]
Price per unit (in Dollars per share)			$ 10	$ 0.13
Generating gross proceeds			$ 126,500,000			$ 6,027,500
Aggregate of private placement warrants (in Shares)						6,027,500
Aggregate of private placement (in Shares)						5,395,000
Sponsor and an aggregate of private placement warrants (in Shares)						632,500
Underwriting fees						$ 2,403,500
Deferred underwriting fees						4,554,000
Other offering costs						586,779
Fair value of amount						1,454,434
Aggregate transaction costs						8,998,713
Allocated of expenses						741,209
Net proceeds				$ 1,000,000
Treasury obligations maturity period			185 days
Dissolution expenses						$ 100,000
Redeem percentage						100.00%
Public shares exercised (in Shares)						11,691,103
Redemptions amount						$ 120,800,000
Trust account redemptions percentage						92.00%
Trust Account						$ 9,900,000
Loan amount		$ 1,265,000
Sponsor deposit						$ 83,333.33
Public price per share (in Dollars per share)						$ 10.15
Redemption of public shares (in Shares)						11,691,103
Public shares, description						The Sponsor has agreed that it will be liable to the Company if and to the extent any claims by a third party for services rendered or products sold to the Company, or a prospective target business with which the Company has entered into a written letter of intent, confidentiality or similar agreement or Business Combination agreement, reduce the amount of funds in the Trust Account to below the lesser of (i) $10.15 per public share; and (ii) the actual amount per public share held in the Trust Account as of the date of the liquidation of the Trust Account, if less than $10.15 per share due to reductions in the value of the trust assets, less taxes payable, provided that such liability will not apply to any claims by a third party or prospective target business who executed a waiver of any and all rights to the monies held in the Trust Account (whether or not such waiver is enforceable) nor will it apply to any claims under the Company’s indemnity of the underwriters of the IPO against certain liabilities, including liabilities under the Securities Act. However, the Company has not asked the Sponsor to reserve for such indemnification obligations, nor has the Company independently verified whether the Sponsor has sufficient funds to satisfy its indemnity obligations and believes that the Sponsor’s only assets are securities of the Company. Therefore, the Company cannot assure that the Sponsor would be able to satisfy those obligations.
Liquidity cash						$ 407,250
Working capital deficit				$ 40,765,000		2,517,615
Capital contribution						25,000
Sponsor loan amount						300,000
Aggregate working capital	$ 500,000
Working capital loans					$ 500,000	$ 500,000
Investment interest rate						1.00%	1.00%
IPO [Member]
Organization and Business Operations (Details) [Line Items]
Sale of stock, shares (in Shares)			12,650,000
Price per unit (in Dollars per share)			$ 10.15
Net proceeds			$ 128,397,500
Dissolution expenses			$ 100,000
Redeem percentage			100.00%
Over-Allotment Option [Member]
Organization and Business Operations (Details) [Line Items]
Sale of stock, shares (in Shares)			1,650,000
The Private Placement Warrants [Member]
Organization and Business Operations (Details) [Line Items]
Price per unit (in Dollars per share)						$ 1
Aggregate of private placement warrants (in Shares)						6,027,500
Class A Common Stock [Member]
Organization and Business Operations (Details) [Line Items]
Share issued (in Shares)						158,125
Business Combination [Member]
Organization and Business Operations (Details) [Line Items]
Transaction costs						$ 8,998,713
Initial business combination description						Each whole warrant entitles the holder to purchase one share of the Company’s Class A common stock at a price of $11.50 per share, subject to adjustment as described herein. In addition, if (x) the Company issues additional shares of Class A common stock or equity-linked securities for capital raising purposes in connection with the closing of the initial Business Combination at an issue price or effective issue price of less than $9.20 per share of Class A common stock (with such issue price or effective issue price to be determined in good faith by the board of directors and, in the case of any such issuance to the Sponsor or its affiliates, without taking into account any founder shares held by the Sponsor or its affiliates, prior to such issuance) (the “Newly Issued Price”), (y) the aggregate gross proceeds from such issuances represent more than 60% of the total equity proceeds, and interest thereon, available for the funding of the initial Business Combination on the date of the consummation of the initial Business Combination (net of redemptions), and (z) the volume weighted average trading price of the common stock during the 20 trading day period starting on the trading day prior to the day on which the Company consummates the initial Business Combination (such price, the “Market Value”) is below $9.20 per share, the exercise price of the warrants will be adjusted (to the nearest cent) to be equal to 115% of the higher of the Market Value and the Newly Issued Price, and the $18.00 per share redemption trigger price described below under “Redemption of warrants” will be adjusted (to the nearest cent) to be equal to 180% of the higher of the Market Value and the Newly Issued Price.
Business combination [Member]
Organization and Business Operations (Details) [Line Items]
Initial business combination description						The Company is also entitled to further extend for up to six one month extensions totaling $500,000. As of December 31, 2022, Digerati has provided $166,667 for two one month extensions.